Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies [Abstract]
Letters of credit	$ 6,550	$ 7,994
Letter of guarantee	$ 327	$ 321
Legally non-binding agreement, description	In 2021, the Group signed a legally non-binding agreement with the University of California, San Francisco Foundation to contribute an amount of USD 1,250 thousand in five instalments over five years to support cancer research projects. As at 31 December 2021, the Group has paid USD 250 thousand and the remaining four instalments amounted to USD 1,000,000 shall be made equally over the years from 2022 to 2025.
Payment of litigation	$ 5,700
Litigation amount recover from reinsurers	$ 15,300